INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE (Details Narrative) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 13, 2023	Sep. 12, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Convertible note description	the Company entered into a commitment with Stimunity to provide Stimunity with €600,000 under a convertible note (the “Stimunity Convertible Note”) with a maturity date of September 1, 2023 (the “Maturity Date”), which was funded by the Company on September 12, 2022. The Stimunity Convertible Note provided for simple interest at 7% per annum. The Stimunity Convertible Note was to be automatically converted into Series A shares of Stimunity upon Stimunity completing a Series A round for at least €20 million. Also, the Company was entitled, in certain circumstances, to convert the Stimunity Convertible Note into Series A shares of Stimunity at the subscription share price less 15%. Also, if Stimunity completed a financing with a new category of shares (other than Common Shares or Series A shares of Stimunity) for at least €5 million (the “Minimum Raise”), the Company had the right to convert the Stimunity Convertible Note and the historical Series A shares of Stimunity owned into the new category of shares. Stimunity did not close a financing prior to the Maturity Date. The Company has not exercised its conversion rights to date. The Company is currently in discussions with Stimunity with respect to a restructuring of its overall interest in Stimunity. There can be no assurance that such negotiations will be successful, or that Stimunity will be successful in securing additional financing. The Company has evaluated the current financial markets, and the underlying assets of Stimunity and determined that the carrying value of its investment in Stimunity and the Convertible Note approximate the fair value at September 30, 2023. See Note 15, “Commitments and Contingent Liabilities – Stimunity Convertible Note,” for a further discussion.
Translated value		$ 614
Unrealized gain							$ 39
Increasing the carrying value							653
Impairment analysis							607
Stimunity convertible note receivable							211
Decreasing the carrying value							806
Stimunity convertible note							$ 442
Unrealized loss			$ 13		$ 12
Changes in the market					0
Stimunity S A [Member]
IfrsStatementLineItems [Line Items]
Equity in (loss) income			$ 40,000	$ 56,000	$ 90,000	$ 116,000